S000077855 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Nuveen Securitized Credit Managed Accounts Portfolio | Common Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	4.98%	7.24%

[1]	Year-to-date total return as of September 30, 2025 was 6.52%.